Share-Based Compensation - Summary of Common Share Award Activity (Detail) - RSL Common Share Award - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	1,720,090	0
Granted	0	1,720,090
Vested		0
Forfeited	0	0
Non-vested balance, ending	1,720,090	1,720,090
Weighted Average Grant Date Fair Value, vested		$ 13.16
Weighted Average Grant Date Fair Value, vested		0
Weighted Average Grant Date Fair Value, Forfeited		0
Weighted Average Grant Date Fair Value, Ending Balance		$ 13.16